Pension and other post-retirement benefits - Projected Benefit Obligations, Fair Value of Plan Assets, and Funded Status (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Change in plan assets
Non-current assets (note 11)	$ 48,477	$ 26,482
Pension benefits
Change in projected benefit obligation
Projected benefit obligation, beginning of year	628,135	765,618
Projected benefit obligation assumed from business combination	0	87,933
Plan settlements	(3,226)	(112)
Service cost	11,954	16,309
Interest cost	33,687	24,787
Actuarial loss (gain)	20,172	(198,074)
Contributions from retirees	0	0
Plan amendments	0	0
Medicare Part D	0	0
Benefits paid	(42,801)	(68,197)
Foreign exchange	(53)	(129)
Projected benefit obligation, end of year	647,868	628,135
Change in plan assets
Fair value of plan assets, beginning of year	569,255	648,864
Plan assets acquired in business combination	0	74,532
Actual return on plan assets	65,272	(109,118)
Employer contributions	22,326	23,296
Plan settlements	(3,226)	(112)
Contributions from retirees	0	0
Medicare Part D subsidy receipts	0	0
Benefits paid	(42,801)	(68,197)
Foreign exchange	2	(10)
Fair value of plan assets, end of year	610,828	569,255
Unfunded status	(37,040)	(58,880)
Non-current assets (note 11)	12,598	12,264
Current liabilities	(1,416)	(1,907)
Non-current liabilities	(48,222)	(69,237)
Net amount recognized	(37,040)	(58,880)
OPEB
Change in projected benefit obligation
Projected benefit obligation, beginning of year	217,330	292,646
Projected benefit obligation assumed from business combination	0	5,195
Plan settlements	0	0
Service cost	3,253	6,277
Interest cost	11,510	9,146
Actuarial loss (gain)	(10,913)	(82,991)
Contributions from retirees	2,189	2,220
Plan amendments	0	(2,452)
Medicare Part D	355	367
Benefits paid	(14,226)	(13,078)
Foreign exchange	0	0
Projected benefit obligation, end of year	209,498	217,330
Change in plan assets
Fair value of plan assets, beginning of year	172,167	192,375
Plan assets acquired in business combination	0	8,577
Actual return on plan assets	22,620	(30,105)
Employer contributions	10,677	11,811
Plan settlements	0	0
Contributions from retirees	2,189	2,220
Medicare Part D subsidy receipts	355	367
Benefits paid	(14,226)	(13,078)
Foreign exchange	0	0
Fair value of plan assets, end of year	193,782	172,167
Unfunded status	(15,716)	(45,163)
Non-current assets (note 11)	35,879	14,218
Current liabilities	(3,164)	(3,039)
Non-current liabilities	(48,431)	(56,342)
Net amount recognized	$ (15,716)	$ (45,163)